STATE FARM ASSOCIATES’ FUNDS TRUST

Supplement dated September 18, 2020 to the Prospectus dated April 1, 2020 of State Farm Associates’ Funds Trust (the “Prospectus”).

Effective October 1, 2020, the following changes are made to the Prospectus:

With respect to the State Farm Growth Fund on page 5 of the Prospectus, the paragraph that begins “Fund Management” is deleted and replaced with the following:

Fund Management

The Manager, State Farm Investment Management Corp., serves as investment adviser to the Fund and uses individual portfolio managers to manage the Fund’s investments.

Portfolio Manager	Length of Service	Primary Title
Robert Stephan	Since 2020	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—Investments, State Farm Mutual Automobile Insurance Company
Jon Wilson	Since 2020	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—Investments, State Farm Mutual Automobile Insurance Company

With respect to the State Farm Balanced Fund on page 8 of the Prospectus, the paragraph that begins “Fund Management” is deleted and replaced with the following:

Fund Management

The Manager serves as investment adviser to the Fund and uses individual portfolio managers to manage the Fund’s investments.

Portfolio Manager	Length of Service	Primary Title
Robert Stephan	Since 2020	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—Investments, State Farm Mutual Automobile Insurance Company
Jon Wilson	Since 2020	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—Investments, State Farm Mutual Automobile Insurance Company
John Malito	Since 2016	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company
Lisa Rogers	Since 2016	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—State Farm Mutual Automobile Insurance Company

On page 28 of the Prospectus, the information under the heading “PORTFOLIO MANAGERS—Growth Fund” and “PORTFOLIO MANAGERS—Balanced Fund” is deleted and replaced with the following:

PORTFOLIO MANAGERS

Growth Fund

Messrs. Robert Stephan and Jon Wilson are the portfolio managers primarily responsible for the day-to-day management of the Growth Fund. Mr. Stephan, Investment Executive—Investments at State Farm Mutual Automobile Insurance Company, has been associated with the Growth Fund since 2020. Mr. Wilson, Investment Professional—Investments at State Farm Mutual Automobile Insurance Company, has been associated with the Growth Fund since 2020. Over the past five years, Mr. Stephan has been involved in all aspects of managing a portfolio of private equity investments for an affiliate of State Farm Mutual Automobile Insurance Company while Mr. Wilson has conducted equity research, reviewed research data, and made buy and sell recommendations regarding equity securities for State Farm Mutual Automobile Insurance Company and its affiliated entities. As members of a team primarily responsible for the day-to-day management of the Growth Fund, Mr. Wilson will continue to conduct research on equity securities for purchase or sale while Mr. Stephan will oversee the management of the Growth Fund. Messrs. Wilson and Stephan jointly will decide which securities the Growth Fund will buy, sell or hold, and Messrs. Wilson and Stephan jointly will administer the Growth Fund’s investment policies.

Balanced Fund

Messrs. Robert Stephan, Jon Wilson and John Malito and Ms. Lisa Rogers are responsible for the day-to-day management of the Balanced Fund. Messrs. Stephan and Wilson have been associated with the Balanced Fund since 2020, and their business experience during the past five years is the same as identified for the Growth Fund. Mr. Malito, an Investment Professional—State Farm Mutual Automobile Insurance Company, and Ms. Rogers, an Investment Executive—State Farm Mutual Automobile Insurance Company, have been associated with the Balanced Fund since 2016, and over the past five years Mr. Malito and Ms. Rogers have been involved in all aspects of managing fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities, including the fixed income investments of the Balanced Fund.

The Balanced Fund invests in both common stocks and bonds and, consequently, has portfolio managers with separate and distinct roles. Messrs. Stephan and Wilson are primarily responsible for managing the common stock investments of the Balanced Fund, and their roles for the Balanced Fund are the same as identified for Growth Fund. Mr. Malito and Ms. Rogers are primarily responsible for managing the bond investments of the Balanced Fund, and their roles for the Balanced Fund includes selecting fixed income securities for purchase and sale, conducting fixed income research, and reviewing financial data and research reports.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM ASSOCIATES’ FUNDS TRUST

Supplement dated September 18, 2020 to the Statement of Additional Information dated April 1, 2020 of State Farm Associates’ Funds Trust (the “SAI”).

Effective October 1, 2020, the following changes are made to the SAI:

PORTFOLIO MANAGERS—Other Accounts Managed on page 15 of the SAI is deleted and replaced with the following:

Robert Stephan, a portfolio manager for the Growth Fund and Balanced Fund, manages other investment accounts and portfolios. As of July 31, 2020, the number of other accounts and their total assets, segregated by category, managed by Mr. Stephan include the following:

•	Other Registered Investment Companies: 0 accounts

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 7 accounts, $77.6 billion in assets

Jon Wilson, a portfolio manager for the Growth Fund and Balanced Fund, manages other investment accounts and portfolios. As of July 31, 2020, the number of other accounts and their total assets, segregated by category, managed by Mr. Wilson include the following:

•	Other Registered Investment Companies: 0 accounts

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 5 accounts, $75.5 billion in assets

On page 17 of the SAI under the heading “Ownership of Securities” the information regarding Paul Eckley is deleted.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.